ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Schedule of Capital Units [Table Text Block]

The BACs issued and outstanding in each series as of March 31, 2013 and 2012 are as follows:

	Issued		Outstanding
	2013	2012	2013	2012
Series 1	1,299,900	1,299,900	1,296,900	1,296,900
Series 2	830,300	830,300	829,800	829,800
Series 3	2,882,200	2,882,200	2,859,200	2,864,200
Series 4	2,995,300	2,995,300	2,989,300	2,991,300
Series 5	489,900	489,900	489,900	489,900
Series 6	1,303,000	1,303,000	1,303,000	1,303,000
	9,800,600	9,800,600	9,768,100	9,775,100

Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Table Text Block]

The weighted average number of units in each series at March 31, 2013 and 2012 are as follows:

	2013	2012
Series 1	1,296,900	1,296,900
Series 2	829,800	829,800
Series 3	2,862,533	2,864,200
Series 4	2,990,633	2,991,300
Series 5	489,900	489,900
Series 6	1,303,000	1,303,000
TOTAL	9,772,766	9,775,100